Business Segments	12 Months Ended
Dec. 31, 2017
Business Segments
BUSINESS SEGMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

AEP’s Reportable Segments

AEP’s primary business is the generation, transmission and distribution of electricity.  Within its Vertically Integrated Utilities segment, AEP centrally dispatches generation assets and manages its overall utility operations on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight.  Intersegment sales and transfers are generally based on underlying contractual arrangements and agreements.

AEP’s reportable segments and their related business activities are outlined below:

Vertically Integrated Utilities

•	Generation, transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by AEGCo, APCo, I&M, KGPCo, KPCo, PSO, SWEPCo and WPCo.

Transmission and Distribution Utilities

•	Transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by AEP Texas and OPCo.

•	OPCo purchases energy and capacity to serve SSO customers and provides transmission and distribution services for all connected load.

AEP Transmission Holdco

•	Development, construction and operation of transmission facilities through investments in AEPTCo. These investments have FERC-approved returns on equity.

•
Development, construction and operation of transmission facilities through investments in AEP’s transmission-only joint ventures. These investments have PUCT-approved or FERC-approved returns on equity.

Generation & Marketing

•	Competitive generation in ERCOT and PJM.

•	Marketing, risk management and retail activities in ERCOT, PJM, SPP and MISO.

•	Contracted renewable energy investments and management services.

The remainder of AEP’s activities is presented as Corporate and Other. While not considered a reportable segment, Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries, Parent’s guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs. With the sale of AEPRO in November 2015, the activities related to the AEP River Operations segment have been moved to Corporate and Other for the periods presented. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

The tables below present AEP’s reportable segment income statement information for the years ended December 31, 2017, 2016 and 2015 and reportable segment balance sheet information as of December 31, 2017 and 2016.

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other (a)		Reconciling Adjustments		Consolidated
	(in millions)
2017
Revenues from:
External Customers	$9,095.1	$4,328.9	$178.4	$1,771.4	$51.1		$—		$15,424.9
Other Operating Segments	96.9	90.4	588.3	103.7	69.7		(949.0)		—
Total Revenues	$9,192.0	$4,419.3	$766.7	$1,875.1	$120.8		$(949.0)		$15,424.9

Asset Impairments and Other Related Charges	$33.6	$—	$—	$53.5	$—		$—		$87.1
Depreciation and Amortization	1,142.5	667.5	102.2	24.2	0.3		60.5	(b)	1,997.2
Interest and Investment Income	6.8	7.7	1.2	10.3	23.3		(33.3)		16.0
Carrying Costs Income	15.2	3.6	(0.2)	—	—		—		18.6
Interest Expense	540.0	244.1	72.8	18.5	63.9		(44.3)	(b)	895.0
Income Tax Expense (Credit)	425.6	127.2	189.8	189.7	37.4		—		969.7

Income (Loss) from Continuing Operations	$803.3	$636.4	$355.6	$166.0	$(32.4)		$—		$1,928.9
Income (Loss) from Discontinued Operations, Net of Tax	—	—	—	—	—		—		—
Net Income (Loss)	$803.3	$636.4	$355.6	$166.0	$(32.4)		$—		$1,928.9

Gross Property Additions	$2,343.2	$1,558.4	$1,542.8	$328.5	$15.6		$(90.4)		$5,698.1

Total Property, Plant and Equipment	$43,294.4	$16,371.2	$7,110.2	$644.6	$374.5		$(366.4)	(b)	$67,428.5
Accumulated Depreciation and Amortization	13,153.4	3,768.3	176.6	75.0	180.6		(186.9)	(b)	17,167.0
Total Property, Plant and Equipment – Net	$30,141.0	$12,602.9	$6,933.6	$569.6	$193.9		$(179.5)	(b)	$50,261.5

Total Assets	$37,579.7	$16,060.7	$8,141.8	$2,009.8	$3,959.1	(c)	$(3,022.0)	(b) (d)	$64,729.1

Investments in Equity Method Investees	$37.1	$1.5	$742.9	$16.6	$14.2		$—		$812.3

Long-term Debt Due Within One Year:
Non-Affiliated	$1,038.1	$663.1	$50.0	$—	$2.5		$—		$1,753.7

Long-term Debt:
Affiliated	50.0	—	—	32.2	—		(82.2)		—
Non-Affiliated	10,801.4	4,705.4	2,631.3	(0.3)	1,281.8		—		19,419.6

Total Long-term Debt	$11,889.5	$5,368.5	$2,681.3	$31.9	$1,284.3		$(82.2)		$21,173.3

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other (a)		Reconciling Adjustments		Consolidated
	(in millions)
2016
Revenues from:
External Customers	$9,012.4	$4,328.3	$145.9	$2,858.7	$34.8		$—		$16,380.1
Other Operating Segments	79.5	94.1	366.9	127.3	70.3		(738.1)		—
Total Revenues	$9,091.9	$4,422.4	$512.8	$2,986.0	$105.1		$(738.1)		$16,380.1

Asset Impairments and Other Related Charges	$10.5	$—	$—	$2,257.3	$—		$—		$2,267.8
Depreciation and Amortization	1,073.8	649.9	67.1	154.6	0.2		16.7	(b)	1,962.3
Interest and Investment Income	4.8	14.8	0.4	1.4	11.8		(16.9)		16.3
Carrying Costs Income	10.5	20.0	(0.3)	—	—		(14.0)		16.2
Interest Expense	522.1	256.9	50.3	35.8	40.5		(28.4)	(b)	877.2
Income Tax Expense (Credit)	397.3	205.1	134.1	(666.5)	(143.7)		—		(73.7)

Income (Loss) from Continuing Operations	$984.0	$482.1	$269.3	$(1,198.0)	$83.1		$—		$620.5
Income (Loss) from Discontinued Operations, Net of Tax	—	—	—	—	(2.5)		—		(2.5)
Net Income (Loss)	$984.0	$482.1	$269.3	$(1,198.0)	$80.6		$—		$618.0

Gross Property Additions	$2,237.0	$1,058.3	$1,265.8	$336.2	$9.8		$(18.1)		$4,889.0

Total Property, Plant and Equipment	$41,552.6	$14,762.2	$5,354.0	$364.7	$356.6		$(353.5)	(b)	$62,036.6
Accumulated Depreciation and Amortization	12,596.7	3,655.0	101.4	42.2	186.0		(184.0)	(b)	16,397.3
Total Property, Plant and Equipment – Net	$28,955.9	$11,107.2	$5,252.6	$322.5	$170.6		$(169.5)	(b)	$45,639.3

Assets Held for Sale	$—	$—	$—	$1,951.2	$—		$—		$1,951.2

Total Assets	$37,428.3	$14,802.4	$6,384.8	$3,386.1	$3,883.4	(c)	$(2,417.3)	(b) (d)	$63,467.7

Investments in Equity Method Investees	$41.2	$1.2	$742.0	$0.1	$24.9		$—		$809.4

Long-term Debt Due Within One Year:
Non-Affiliated	$1,519.9	$309.4	$—	$500.1	$548.6		$—		$2,878.0

Long-term Debt:
Affiliated	20.0	—	—	32.2	—		(52.2)		—
Non-Affiliated	10,353.3	4,672.2	2,055.7	—	297.2		—		17,378.4

Total Long-term Debt	$11,893.2	$4,981.6	$2,055.7	$532.3	$845.8		$(52.2)		$20,256.4

Liabilities Held for Sale	$—	$—	$—	$235.9	$—		$—		$235.9

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other(a)		Reconciling Adjustments		Consolidated
	(in millions)
2015
Revenues from:
External Customers	$9,069.9	$4,392.0	$100.6	$2,866.7	$24.0		$—		$16,453.2
Other Operating Segments	102.3	164.6	228.6	546.0	75.0		(1,116.5)		—
Total Revenues	$9,172.2	$4,556.6	$329.2	$3,412.7	$99.0		$(1,116.5)		$16,453.2

Depreciation and Amortization	$1,062.6	$686.4	$43.0	$201.4	$0.8		$15.5	(b)	$2,009.7
Interest and Investment Income	4.6	6.4	0.2	2.8	9.2		(15.3)		7.9
Carrying Costs Income	11.8	11.8	(0.2)	—	—		0.1		23.5
Interest Expense	517.4	276.2	37.2	40.0	30.3		(27.2)	(b)	873.9
Income Tax Expense (Credit)	449.3	185.5	91.3	194.6	(1.1)		—		919.6

Income (Loss) from Continuing Operations	$900.2	$352.4	$192.7	$366.0	$(42.7)		$—		$1,768.6
Income from Discontinued Operations, Net of Tax	—	—	—	—	283.7		—		283.7
Net Income	$900.2	$352.4	$192.7	$366.0	$241.0		$—		$2,052.3

Gross Property Additions	$2,222.3	$1,048.4	$1,121.3	$134.3	$4.8		$(17.8)		$4,513.3

Total Assets	$35,792.3	$14,795.0	$5,012.1	$5,414.5	$3,628.5	(c)	$(2,959.3)	(b) (d)	$61,683.1

(a)
Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and discontinued operations of AEPRO and other nonallocated costs.

(b)	Includes eliminations due to an intercompany capital lease.

(c)	Includes the elimination of AEP Parent’s investments in wholly-owned subsidiary companies.

(d)	Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable.

Registrant Subsidiaries’ Reportable Segments (Applies to all Registrant Subsidiaries except AEPTCo)

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business for APCo, I&M, PSO and SWEPCo, and an electricity transmission and distribution business for AEP Texas and OPCo.  Other activities are insignificant.  The Registrant Subsidiaries’ operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

AEPTCo’s Reportable Segments

AEPTCo Parent is the holding company of seven FERC-regulated transmission-only electric utilities (State Transcos). The seven State Transcos have been identified as operating segments of AEPTCo under the accounting guidance for “Segment Reporting.” The State Transcos business consists of developing, constructing and operating transmission facilities at the request of the RTO’s in which they operate and in replacing and upgrading facilities, assets and components of the existing AEP transmission system as needed to maintain reliability standards and provide service to AEP’s wholesale and retail customers. The State Transcos are regulated for rate-making purposes exclusively by FERC and earn revenues through tariff rates charged for the use of their electric transmission systems.

AEPTCo’s Chief Operating Decision Maker makes operating decisions, allocates resources to and assesses performance based on these operating segments. The seven State Transcos operating segments all have similar economic characteristics and meet all of the criteria under the accounting guidance for “Segment Reporting” to be aggregated into one operating segment. As a result, AEPTCo has one reportable segment. The remainder of AEPTCo’s activity is presented in AEPTCo Parent. While not considered a reportable segment, AEPTCo Parent represents the activity of the holding company which primarily relates to debt financing activity and general corporate activities.

The tables below present AEPTCo’s reportable segment income statement information for the years ended December 31, 2017, 2016 and 2015 and reportable segment balance sheet information as of December 31, 2017 and 2016.

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2017	(in millions)
Revenues from:
External Customers	$141.9	$—		$—		$141.9
Sales to AEP Affiliates	580.5	—		—		580.5
Other Revenues	0.8	—		—		0.8
Total Revenues	$723.2	$—		$—		$723.2

Depreciation and Amortization	$97.1	$—		$—		$97.1
Interest Income	0.7	82.9		(82.4)	(a)	1.2
Allowance for Equity Funds Used During Construction	52.3	—		—		52.3
Interest Expense	68.0	82.4		(82.4)	(a)	68.0
Income Tax Expense (Credit)	147.0	0.2		—		147.2

Net Income	$285.8	$0.3	(b)	$—		$286.1

Gross Property Additions	$1,522.5	$—		$—		$1,522.5

Total Transmission Property	$6,780.2	$—		$—		$6,780.2
Accumulated Depreciation and Amortization	170.4	—		—		170.4
Total Transmission Property - Net	$6,609.8	$—		$—		$6,609.8

Notes Receivable - Affiliated	$—	$2,550.4		$(2,550.4)	(c)	$—

Total Assets	$7,072.9	$2,590.1	(d)	$(2,594.9)	(e)	$7,068.1

Total Long-Term Debt	$2,575.0	$2,550.4		$(2,575.0)	(c)	$2,550.4

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2016	(in millions)
Revenues from:
External Customers	$110.4	$—		$—		$110.4
Sales to AEP Affiliates	367.5	—		—		367.5
Other Revenues	0.1	—		—		0.1
Total Revenues	$478.0	$—		$—		$478.0

Depreciation and Amortization	$65.9	$—		$—		$65.9
Interest Income	0.1	57.8		(57.5)	(a)	0.4
Allowance for Equity Funds Used During Construction	52.3	—		—		52.3
Interest Expense	45.6	57.9		(57.5)	(a)	46.0
Income Tax Expense (Credit)	94.4	(0.3)		—		94.1

Net Income (Loss)	$193.3	$(0.6)	(b)	$—		$192.7

Gross Property Additions	$1,166.0	$—		$—		$1,166.0

Total Transmission Property	$5,054.2	$—		$—		$5,054.2
Accumulated Depreciation and Amortization	99.6	—		—		99.6
Total Transmission Property - Net	$4,954.6	$—		$—		$4,954.6

Notes Receivable - Affiliated	$—	$1,950.0		$(1,950.0)	(c)	$—

Total Assets	$5,337.5	$1,987.7	(d)	$(1,975.4)	(e)	$5,349.8

Total Long-Term Debt	$1,932.0	$1,950.0		$(1,950.0)	(c)	$1,932.0

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2015	(in millions)
Revenues from:
External Customers	$84.3	$—		$—		$84.3
Sales to AEP Affiliates	225.6	—		—		225.6
Other	0.3	—		—		0.3
Total Revenues	$310.2	$—		$—		$310.2

Depreciation and Amortization	$42.4	$—		$—		$42.4
Interest Income	0.1	49.6		(49.6)	(a)	0.1
Allowance for Equity Funds Used During Construction	53.0	—		—		53.0
Interest Expense	34.4	49.8		(49.6)	(a)	34.6
Income Tax Expense (Credit)	60.1	(0.1)		—		60.0

Net Income (Loss)	$133.2	$(0.3)	(b)	$—		$132.9

Gross Property Additions	$1,008.9	$—		$—		$1,008.9

Total Assets	$4,143.6	$1,588.4	(d)	$(1,575.5)	(e)	$4,156.5

(a)	Elimination of intercompany interest income/interest expense on affiliated debt arrangement.

(b)	Includes the elimination of AEPTCo Parent’s equity earnings in State Transcos.

(c)	Elimination of intercompany debt.

(d)	Includes the elimination of AEPTCo Parent’s investments in State Transcos.

(e)	Primarily relates to the elimination of Notes Receivable from the State Transcos.